Consolidated Balance Sheet - USD ($) $ in Millions	Mar. 31, 2021	Mar. 31, 2020
Current assets
Cash and cash equivalents	$ 3,380	$ 2,465
Current investments	320	615
Trade receivables	2,639	2,443
Unbilled revenues	1,030	941
Prepayments and other current assets	912	739
Income tax assets		1
Derivative financial instruments	26	8
Total current assets	8,307	7,212
Non-current assets
Property, plant and equipment	1,863	1,810
Right of use assets	656	551
Goodwill	832	699
Intangible assets	283	251
Non-current investments	1,623	547
Unbilled revenues	81
Deferred income tax assets	150	231
Income tax assets	795	711
Other non-current assets	235	248
Total non-current assets	6,518	5,048
Total assets	14,825	12,260
Current liabilities
Trade payables	362	377
Lease liabilities	101	82
Derivative financial instruments	8	65
Current income tax liabilities	294	197
Client deposits		2
Unearned revenues	554	395
Employee benefit obligations	276	242
Provisions	97	76
Other current liabilities	1,572	1,321
Total current liabilities	3,264	2,757
Non-current liabilities
Lease liabilities	627	530
Deferred income tax liabilities	120	128
Employee benefit obligations	13	5
Other non-current liabilities	299	139
Total liabilities	4,323	3,559
Equity
Share capital – ₹5/- ($0.16) par value 4,800,000,000 (4,800,000,000) authorized equity shares, issued and outstanding 4,245,146,114 (4,240,753,210) equity shares fully paid up, net of 15,514,732, (18,239,356) treasury shares each as at March 31, 2021 (March 31, 2020), respectively	332	332
Share premium	359	305
Retained earnings	12,087	11,014
Cash flow hedge reserve	2	(2)
Other reserves	908	594
Capital redemption reserve	17	17
Other components of equity	(3,263)	(3,614)
Total equity attributable to equity holders of the company	10,442	8,646
Non-controlling interests	60	55
Total equity	10,502	8,701
Total liabilities and equity	$ 14,825	$ 12,260